Stockholders' Equity (Deficit) - Common Stock Shares (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	280,000,000	280,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding		15,000,000
Class A Common Stock Subject to Redemption
Stockholders' Equity (Deficit)
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common stock subject to possible redemption, issued	15,000,000	15,000,000
Common stock subject to possible redemption, outstanding	15,000,000	15,000,000
Class B Common Stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	3,750,000	3,750,000
Common shares, shares outstanding (in shares)	3,750,000	3,750,000
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Ratio to be applied to the stock in the conversion	20	20